Stockholders' equity (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Shares of capital stock	9,804,135,348	9,804,135,348		9,804,135,348
Shares of capital stock, Value	R$ 90,729	R$ 90,729		R$ 90,729
Treasury shares	436,671	3,268,688	24,244,725
Treasury shares, value	R$ (71)		R$ (528)
Acquisition of treasury shares	26,000,000
Acquisition of treasury shares value	R$ (689)
Result of delivery of treasury shares	(28,832,017)
Result of delivery of treasury shares	R$ 749
Treasury shares, value	R$ (11)	R$ (71)
Outstanding shares	9,803,698,677	9,800,866,660		9,779,890,623
Result of delivery of treasury shares			R$ 572
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	6,431,313,028	6,557,365,425		6,701,805,828
Shares of capital stock, Value	R$ 59,516	R$ 60,683		R$ 62,020
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	3,372,822,320	3,246,769,923		3,102,329,520
Shares of capital stock, Value	R$ 31,213	R$ 30,046		R$ 28,709
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	4,958,290,359	4,958,290,359		4,958,290,359
Outstanding shares	4,958,290,359	4,958,290,359		4,958,290,359
Ordinary shares [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	4,923,277,339	4,927,867,243		4,929,997,183
Ordinary shares [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	35,013,020	30,423,116		28,293,176
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	4,845,844,989	4,845,844,989		4,845,844,989
Treasury shares	436,671	3,268,688	24,244,725
Acquisition of treasury shares	26,000,000
Result of delivery of treasury shares	(28,832,017)	(20,976,037)
Outstanding shares	4,845,408,318	4,842,576,301		4,821,600,264
Result of delivery of treasury shares		R$ 457
Preference shares [member] | Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	1,508,035,689	1,629,498,182		1,771,808,645
Preference shares [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock	3,337,809,300	3,216,346,807		3,074,036,344